CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenues
Interest income related parties – direct financing leases	$ 1,744	$ 3,796	$ 9,623
Interest income other – sales-type, direct financing leases and leaseback assets	69,472	56,524	30,055
Service revenue related parties – direct financing leases	6,903	9,855	22,095
Profit sharing revenues – related parties	18,677	5,615	1,779
Profit sharing income – other	3,892	0	0
Time charter revenues – related parties	51,954	51,132	53,258
Time charter revenues – other	268,635	288,019	239,468
Bareboat charter revenues – other	7,863	23,490	36,222
Voyage charter revenues – other	37,287	17,617	24,339
Other operating income	4,620	2,801	1,873
Total operating revenues	471,047	458,849	418,712
Gain/(loss) on sale of assets and termination of charters, net	2,250	0	(2,578)
Gain on sale of subsidiaries, operating	0	0	7,613
Operating expenses
Vessel operating expenses – related parties	30,276	33,092	45,266
Vessel operating expenses – other	125,367	101,342	83,282
Depreciation	111,279	116,381	104,079
Vessel impairment charge	333,149	60,054	64,338
Administrative expenses – related parties	1,178	1,484	1,072
Administrative expenses – other	10,222	8,719	8,095
Total operating expenses	611,471	321,072	306,132
Net operating (loss)/income	(138,174)	137,777	117,615
Non-operating income / (expense)
Interest income – related parties, long term loans to associated companies	11,925	14,128	14,128
Interest income – related parties, other	599	1,642	880
Interest income – other	876	4,294	2,943
Interest expense – related parties	0	0	(6,378)
Interest expense – other	(135,442)	(145,058)	(107,508)
(Loss)/gain on investments in debt and equity securities	(22,453)	67,701	25,754
Gain on purchase of bonds and debt extinguishment	67,533	1,802	1,146
Gain on settlement of related party loan notes	4,446	0	0
Dividend income – related parties	6,030	2,590	0
Gain on sale of subsidiaries, non-operating	1,894	0	0
Other financial items, net	(25,945)	(12,753)	10,407
Net (loss)/income before equity in earnings of associated companies	(228,711)	72,123	58,987
Equity in earnings of associated companies	4,286	17,054	14,635
Net (loss)/income	$ (224,425)	$ 89,177	$ 73,622
Per share information:
Basic (loss)/earnings per share (in dollars per share)	$ (2.06)	$ 0.83	$ 0.70
Weighted average number of shares outstanding, basic (in shares)	108,972	107,614	105,898
Diluted (loss)/earnings per share (in dollars per share)	$ (2.06)	$ 0.83	$ 0.69
Weighted average number of shares outstanding, diluted (in shares)	108,972	107,696	107,606
Cash dividend per share declared and paid (in dollars per share)	$ 1.00	$ 1.40	$ 1.40